UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imgf20e023b1.jpg]

Capital World Growth and Income Fund®

Investment portfolio

February 28, 2019

unaudited

Common stocks 92.68% Information technology 15.92%	Shares	Value (000)
Broadcom Inc.	9,356,393	$2,576,376
Microsoft Corp.	14,867,500	1,665,606
Samsung Electronics Co., Ltd.	34,890,950	1,399,113
Taiwan Semiconductor Manufacturing Co., Ltd.	150,411,000	1,168,042
Intel Corp.	20,097,000	1,064,337
SK hynix, Inc.	15,050,000	936,694
Micron Technology, Inc.1	21,765,706	889,782
Mastercard Inc., Class A	3,304,072	742,656
ASML Holding NV	3,250,422	595,692
Texas Instruments Inc.	4,196,185	443,873
Apple Inc.	1,865,200	322,959
Visa Inc., Class A	2,120,000	314,015
AAC Technologies Holdings Inc.	45,190,302	268,560
ServiceNow, Inc.1	1,096,640	262,580
Accenture PLC, Class A	1,604,000	258,854
Tokyo Electron Ltd.	1,890,000	256,883
Applied Materials, Inc.	6,151,000	235,829
Jack Henry & Associates, Inc.	1,310,000	173,745
Murata Manufacturing Co., Ltd.	986,200	153,285
Tableau Software, Inc., Class A1	1,139,700	150,327
Sabre Corp.	6,519,000	146,221
Xiaomi Corp., Class B1	89,449,152	136,286
Amadeus IT Group SA, Class A, non-registered shares	1,748,000	131,623
Adobe Inc.1	459,600	120,645
EPAM Systems, Inc.1	599,000	96,906
Capgemini SE	670,000	80,172
RingCentral, Inc., Class A1	653,000	68,754
Worldpay, Inc., Class A1	685,000	65,623
Worldline SA, non-registered shares1	870,000	48,806
Temenos AG	297,000	43,060
Largan Precision Co., Ltd.	272,000	38,533
QUALCOMM Inc.	529,000	28,243
Western Union Co.	1,408,000	25,161
salesforce.com, inc.1	34,900	5,711
		14,914,952
Health care 12.17%
AbbVie Inc.	23,818,466	1,887,375
Novartis AG	14,449,000	1,318,007
UnitedHealth Group Inc.	4,806,250	1,164,170
Abbott Laboratories	14,086,400	1,093,386
Amgen Inc.	4,465,689	848,838
Thermo Fisher Scientific Inc.	2,983,000	774,297
Stryker Corp.	3,123,500	588,811
Gilead Sciences, Inc.	6,649,202	432,331
Pfizer Inc.	8,945,000	387,766
AstraZeneca PLC	4,460,000	363,154

Capital World Growth and Income Fund — Page 1 of 12

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	3,858,300	$313,641
Boston Scientific Corp.1	7,400,000	296,888
Daiichi Sankyo Co., Ltd.	5,775,600	215,915
Johnson & Johnson	1,545,000	211,109
Koninklijke Philips NV	4,856,000	193,321
Teva Pharmaceutical Industries Ltd. (ADR)1	10,196,590	171,609
Bluebird Bio, Inc.1	857,700	133,132
Cigna Corp.	712,561	124,299
Centene Corp.1	2,040,000	124,216
Illumina, Inc.1	355,382	111,153
Chugai Pharmaceutical Co., Ltd.	1,330,700	90,373
Coloplast A/S, Class B	823,680	82,100
GlaxoSmithKline PLC	4,096,320	81,356
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,859,000	73,830
Vertex Pharmaceuticals Inc.1	375,000	70,781
NMC Health PLC	1,760,000	63,122
Humana Inc.	202,000	57,578
Hologic, Inc.1	941,000	44,368
Zoetis Inc., Class A	467,000	44,005
Hypera SA, ordinary nominative	6,105,000	43,721
		11,404,652
Financials 11.69%
AIA Group Ltd.	122,014,896	1,220,188
Prudential PLC	44,711,204	942,913
CME Group Inc., Class A	5,113,230	930,148
Zurich Insurance Group AG	2,150,877	711,176
Barclays PLC	267,814,415	583,122
JPMorgan Chase & Co.	5,132,500	535,628
Kotak Mahindra Bank Ltd.	30,127,279	513,838
HDFC Bank Ltd.	13,580,526	396,678
HDFC Bank Ltd. (ADR)	540,900	54,696
China Construction Bank Corp., Class H	501,136,000	445,610
BNP Paribas SA	5,331,303	273,218
Nasdaq, Inc.	2,831,231	259,256
DBS Group Holdings Ltd.	13,753,554	252,691
American International Group, Inc.	5,599,742	241,909
Bank of China Ltd., Class H	499,930,000	233,096
Deutsche Boerse AG	1,412,805	178,537
Sampo Oyj, Class A	3,687,102	177,486
Banco Bradesco SA, preferred nominative	15,400,000	177,405
Aon PLC, Class A	1,005,000	172,388
Intercontinental Exchange, Inc.	2,025,000	156,229
Ping An Insurance (Group) Co. of China, Ltd., Class H	14,450,000	152,144
Discover Financial Services	2,010,000	143,936
Julius Baer Group Ltd.	3,183,351	139,033
B3 SA - Brasil, Bolsa, Balcao	15,596,500	136,152
Toronto-Dominion Bank (CAD denominated)	2,365,000	135,615
London Stock Exchange Group PLC	2,255,000	134,801
Sberbank of Russia PJSC (ADR)	9,952,600	126,995
Standard Life Aberdeen PLC	34,606,233	113,258
Bank of Montreal	1,301,571	101,499
Lloyds Banking Group PLC	117,645,764	99,147
FinecoBank SPA	7,750,000	96,306
Bankia, SA	31,272,478	95,508

Capital World Growth and Income Fund — Page 2 of 12

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
PNC Financial Services Group, Inc.	727,000	$91,617
Principal Financial Group, Inc.	1,430,000	75,275
ABN AMRO Group NV, depository receipts	3,018,000	73,188
Hana Financial Group Inc.	2,030,000	70,121
KB Financial Group Inc.	1,755,000	69,204
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	9,750,000	66,397
St. James’s Place PLC	4,881,288	62,956
Société Générale	1,887,730	57,974
Housing Development Finance Corp. Ltd.	2,105,838	54,512
MarketAxess Holdings Inc.	215,500	52,556
Standard Bank Group Ltd.	3,720,000	51,142
UBS Group AG	3,819,200	48,599
Credit Suisse Group AG	3,407,000	42,142
UniCredit SpA	2,900,000	39,471
Hiscox Ltd.	1,791,160	37,988
IndusInd Bank Ltd.	1,600,000	33,155
Marsh & McLennan Companies, Inc.	245,600	22,846
Blackstone Group LP	590,000	19,700
Chubb Ltd.	118,300	15,840
HDFC Life Insurance Co. Ltd.1	3,135,474	15,528
BOC Hong Kong (Holdings) Ltd.	2,878,000	12,026
Itaú Unibanco Holding SA, preferred nominative (ADR)	502,000	4,719
		10,947,562
Consumer discretionary 10.99%
Amazon.com, Inc.1	561,900	921,420
LVMH Moët Hennessy-Louis Vuitton SE	2,514,700	863,824
Home Depot, Inc.	4,384,500	811,746
Alibaba Group Holding Ltd. (ADR)1	3,986,400	729,631
Ocado Group PLC1,2	41,916,497	575,140
NIKE, Inc., Class B	6,417,000	550,129
Daimler AG	9,063,750	542,902
General Motors Co.	11,282,000	445,413
Hyundai Motor Co.	3,717,600	418,135
Marriott International, Inc., Class A	2,930,431	367,095
adidas AG	1,136,000	276,002
Norwegian Cruise Line Holdings Ltd.1	4,362,000	242,222
Bayerische Motoren Werke AG	2,736,100	231,266
Wynn Macau, Ltd.	89,294,800	220,685
Kering SA	382,000	208,606
Volkswagen AG, nonvoting preferred	1,185,000	203,395
McDonald’s Corp.	1,000,000	183,840
Shimano Inc.	1,151,200	174,645
MercadoLibre, Inc.	357,900	164,201
Restaurant Brands International Inc. (CAD denominated)	2,300,000	145,451
Ctrip.com International, Ltd. (ADR)1	4,115,000	140,445
Carnival Corp., units	2,292,200	132,397
Industria de Diseño Textil, SA	4,259,300	128,579
Starbucks Corp.	1,810,000	127,171
Ryohin Keikaku Co., Ltd.	534,000	126,571
EssilorLuxottica	981,400	118,829
Lowe’s Companies, Inc.	1,017,000	106,877
Midea Group Co., Ltd., Class A	13,941,772	99,629
Eicher Motors Ltd.	350,000	97,772
Nokian Renkaat Oyj	2,661,000	94,132

Capital World Growth and Income Fund — Page 3 of 12

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sony Corp.	1,941,000	$93,006
Paddy Power Betfair PLC	1,066,769	86,273
Meituan Dianping, Class B1	10,901,000	84,572
Dollar Tree Stores, Inc. (USA)1	830,000	79,954
Domino’s Pizza, Inc.	305,700	76,712
Compass Group PLC	2,934,000	64,794
Hyundai Mobis Co., Ltd.	286,598	56,188
InterContinental Hotels Group PLC	794,459	47,518
TJX Companies, Inc.	852,000	43,699
Nitori Holdings Co., Ltd.	302,000	37,620
Las Vegas Sands Corp.	612,000	37,595
Li & Fung Ltd.	209,500,000	36,564
Melco Resorts & Entertainment Ltd. (ADR)	1,277,900	29,443
Merlin Entertainments PLC	5,751,770	27,586
Just Eat PLC1	1,875,528	18,568
GVC Holdings PLC	2,094,000	18,233
Toyota Motor Corp.	125,500	7,540
		10,294,015
Communication services 8.82%
Alphabet Inc., Class C1	859,267	962,310
Alphabet Inc., Class A1	726,850	818,833
Netflix, Inc.1	3,924,140	1,405,235
Facebook, Inc., Class A1	6,252,000	1,009,385
Verizon Communications Inc.	13,778,306	784,261
Tencent Holdings Ltd.	9,115,500	389,947
SoftBank Group Corp.	3,983,200	367,356
LG Uplus Corp.2	21,944,385	292,670
Nintendo Co., Ltd.	987,580	269,698
Activision Blizzard, Inc.	6,176,500	260,278
ITV PLC	131,718,476	229,038
Altice USA, Inc., Class A	7,874,403	171,741
Altice USA, Inc., Class B3	1,616,182	35,249
Comcast Corp., Class A	4,750,000	183,683
Yandex NV, Class A1	5,076,000	174,614
ProSiebenSat.1 Media SE	7,554,000	137,820
Naspers Ltd., Class N	565,000	122,086
NetEase, Inc. (ADR)	514,300	114,802
SK Telecom Co., Ltd.	450,000	104,228
BT Group PLC	32,815,300	93,447
United Internet AG	2,483,350	90,362
Nippon Telegraph and Telephone Corp.	1,691,000	72,834
Cellnex Telecom, SA, non-registered shares	2,410,000	62,309
Inmarsat PLC	11,030,000	58,489
Ubisoft Entertainment SA1	384,000	27,736
KDDI Corp.	912,000	21,997
MultiChoice Group Ltd.1	565,000	4,211
		8,264,619
Industrials 7.72%
Airbus SE, non-registered shares	8,296,270	1,071,997
Lockheed Martin Corp.	1,908,000	590,354
Boeing Co.	1,104,730	486,037
Northrop Grumman Corp.	1,555,000	450,888
CSX Corp.	6,153,706	447,190

Capital World Growth and Income Fund — Page 4 of 12

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
J.B. Hunt Transport Services, Inc.	3,492,400	$376,027
Aena SME, SA, non-registered shares	1,974,943	352,460
Stanley Black & Decker, Inc.	2,486,000	329,221
VINCI SA	3,103,064	296,202
International Consolidated Airlines Group, SA (CDI)	33,788,657	268,445
General Dynamics Corp.	1,468,000	249,883
Safran SA	1,535,000	209,344
Union Pacific Corp.	1,220,000	204,594
MTU Aero Engines AG	952,800	204,289
ASSA ABLOY AB, Class B	9,425,900	194,978
CCR SA, ordinary nominative	44,348,044	168,011
SMC Corp.	420,000	146,010
Melrose Industries PLC	62,364,611	143,845
TransDigm Group Inc.1	315,000	136,738
3M Co.	500,000	103,695
Komatsu Ltd.	4,130,000	101,189
NGK Insulators, Ltd.	6,061,300	92,389
Recruit Holdings Co., Ltd.	3,194,000	89,231
Fosun International Ltd.	51,485,600	84,741
BAE Systems PLC	12,723,700	78,643
Bunzl PLC	2,442,200	76,867
Thales	470,000	57,871
DSV A/S	606,000	50,406
Jardine Matheson Holdings Ltd.	687,000	47,101
Watsco, Inc.	324,000	46,620
L3 Technologies, Inc.	211,000	44,679
ALD SA	2,103,000	30,355
		7,230,300
Energy 7.04%
Royal Dutch Shell PLC, Class B	27,385,000	858,836
Royal Dutch Shell PLC, Class A	18,441,110	574,673
Royal Dutch Shell PLC, Class B (ADR)	344,800	21,933
Royal Dutch Shell PLC, Class A (ADR)	45,689	2,842
Royal Dutch Shell PLC, Class A (EUR denominated)	15,502	484
Canadian Natural Resources, Ltd. (CAD denominated)	27,271,448	774,654
Canadian Natural Resources, Ltd.	1,467,000	41,663
EOG Resources, Inc.	6,113,800	574,697
Exxon Mobil Corp.	6,269,000	495,439
BP PLC	68,327,506	484,306
TransCanada Corp.	10,492,948	469,250
TOTAL SA	8,118,295	461,615
CNOOC Ltd.	129,335,000	223,089
Enbridge Inc.	4,701,200	173,908
Enbridge Inc. (CAD denominated)4	887,634	32,836
Chevron Corp.	1,500,000	179,370
ConocoPhillips	2,640,000	179,124
Suncor Energy Inc.	4,750,000	163,730
Halliburton Co.	5,145,783	157,924
Noble Energy, Inc.	6,175,000	136,776
China Petroleum & Chemical Corp., Class H	121,900,000	105,288
Galp Energia, SGPS, SA, Class B	6,227,295	102,211
Occidental Petroleum Corp.	1,480,000	97,902
ONEOK, Inc.	1,218,526	78,303
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,942,000	42,159

Capital World Growth and Income Fund — Page 5 of 12

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
Petróleo Brasileiro SA (Petrobras), preferred nominative	3,308,000	$23,831
Oil Search Ltd.	10,469,423	62,160
Kinder Morgan, Inc.	2,155,632	41,302
National Oilwell Varco Inc.	1,232,781	34,691
		6,594,996
Consumer staples 6.05%
British American Tobacco PLC	25,375,430	928,420
British American Tobacco PLC (ADR)	4,895,983	179,878
Nestlé SA	11,537,713	1,044,585
Altria Group, Inc.	14,610,500	765,736
Philip Morris International Inc.	6,523,500	567,153
Pernod Ricard SA	2,189,993	377,138
Coca-Cola Co.	7,757,800	351,739
Imperial Brands PLC	9,678,000	322,258
Thai Beverage PCL	321,873,400	194,029
Kirin Holdings Co., Ltd.	7,832,000	174,888
Treasury Wine Estates Ltd.	15,286,000	162,430
Keurig Dr Pepper Inc.	5,300,000	133,295
Sysco Corp.	1,865,000	125,981
Coca-Cola European Partners PLC	2,120,000	99,937
Kao Corp.	922,000	69,680
Hormel Foods Corp.	1,602,000	69,463
Wal-Mart de México, SAB de CV, Series V	21,689,178	56,075
Kroger Co.	1,505,600	44,159
		5,666,844
Materials 4.70%
Vale SA, ordinary nominative	63,927,611	801,616
Vale SA, ordinary nominative (ADR)	39,828,412	497,059
Rio Tinto PLC	10,712,000	616,053
Akzo Nobel NV	3,990,343	361,880
DowDuPont Inc.	5,700,680	303,447
Alcoa Corp.1	7,766,193	229,103
Asahi Kasei Corp.	20,431,608	222,527
Linde PLC	1,133,109	196,300
Freeport-McMoRan Inc.	13,005,000	167,764
Fortescue Metals Group Ltd.	33,010,981	141,903
Teck Resources Ltd., Class B	5,803,000	130,043
BHP Group PLC	5,612,300	129,970
Air Liquide SA, non-registered shares	961,380	119,905
Sherwin-Williams Co.	260,000	112,632
CRH PLC	2,592,332	82,090
Yara International ASA	1,805,000	75,962
Koninklijke DSM NV	648,252	69,606
LafargeHolcim Ltd.	1,260,000	62,366
Alrosa PJSC	29,810,000	42,998
BASF SE	542,440	41,333
		4,404,557
Real estate 3.84%
Sun Hung Kai Properties Ltd.	25,527,454	422,761
American Tower Corp. REIT	2,063,000	363,398
Link Real Estate Investment Trust REIT	30,618,002	346,170
Crown Castle International Corp. REIT	2,771,000	329,056

Capital World Growth and Income Fund — Page 6 of 12

unaudited

Common stocks (continued) Real estate (continued)	Shares	Value (000)
Digital Realty Trust, Inc. REIT	2,819,000	$318,885
Daito Trust Construction Co., Ltd.	1,982,790	274,565
China Resources Land Ltd.	62,794,000	234,385
CK Asset Holdings Ltd.	25,805,000	214,172
Simon Property Group, Inc. REIT	1,170,800	212,102
China Overseas Land & Investment Ltd.	47,388,000	174,466
Sino Land Co. Ltd.	92,610,000	172,484
Longfor Group Holdings Ltd.	55,236,000	163,954
SM Prime Holdings, Inc.	187,356,966	138,924
Fibra Uno Administración, SA de CV REIT	65,265,000	90,308
American Campus Communities, Inc. REIT	1,987,279	89,547
Vonovia SE	1,100,000	53,351
		3,598,528
Utilities 3.74%
Enel SPA	68,540,000	414,752
Iberdrola, SA, non-registered shares	42,957,155	359,231
Naturgy Energy Group, SA	13,017,300	353,432
ENGIE SA, bonus shares3	21,238,095	320,084
ENGIE SA	971,955	14,648
China Resources Gas Group Ltd.	57,764,000	250,932
Public Service Enterprise Group Inc.	3,942,500	231,858
Ørsted AS	2,900,790	210,505
DTE Energy Co.	1,607,000	198,561
Dominion Energy, Inc.	2,500,000	185,225
CMS Energy Corp.	3,046,000	165,702
SSE PLC	10,205,729	160,880
Sempra Energy	1,100,000	132,484
E.ON SE	9,794,262	107,896
ENN Energy Holdings Ltd.	9,145,000	94,365
China Gas Holdings Ltd.	26,582,800	87,370
Power Grid Corp. of India Ltd.	32,019,000	82,314
NextEra Energy, Inc.	349,502	65,608
National Grid PLC	5,635,087	63,373
		3,499,220
Total common stocks (cost: $68,864,268,000)		86,820,245
Convertible stocks 0.06% Real estate 0.04%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	36,300	40,471
Health care 0.02%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	16,800	17,198
Total convertible stocks (cost: $53,100,000)		57,669

Capital World Growth and Income Fund — Page 7 of 12

unaudited

Bonds, notes & other debt instruments 0.60% Corporate bonds & notes 0.38% Health care 0.15%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 6.00% 2024	$ 85,907	$87,034
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	49,719
		136,753
Communication services 0.11%
CenturyLink, Inc. 7.50% 2024	7,016	7,439
CenturyLink, Inc., Series T, 5.80% 2022	20,048	20,675
Sprint Corp. 11.50% 2021	33,950	39,715
T-Mobile US, Inc. 6.375% 2025	7,105	7,411
T-Mobile US, Inc. 6.50% 2026	22,126	23,675
		98,915
Financials 0.06%
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated) (3-month USD-LIBOR + 1.27% on 5/21/2037)4,5	30,300	30,830
Turkiye Garanti Bankasi AS 5.875% 2023	8,996	8,804
Turkiye Garanti Bankasi AS 6.125% 20275	22,000	19,886
		59,520
Energy 0.04%
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)5	36,500	36,371
Consumer staples 0.02%
JBS Investments GmbH II 7.00% 20264	20,000	20,650
Total corporate bonds & notes		352,209
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 65.509% 20206	ARS41,296	1,128
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	27,700
India (Republic of) 8.60% 2028	INR1,220,300	18,165
Indonesia (Republic of), Series 68, 8.375% 2034	IDR530,800,000	38,645
Turkey (Republic of) 7.10% 2023	TRY187,352	26,112
Turkey (Republic of) 9.00% 2024	79,648	11,514
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	52,533
		175,797
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 1.50% 20197	$30,000	29,797
Total U.S. Treasury bonds & notes		29,797
Total bonds, notes & other debt instruments (cost: $519,309,000)		557,803
Short-term securities 6.67%
Argentinian Treasury Bills (17.02%)–1.91% due 4/30/2019–2/28/2020	ARS4,980,010	149,013
Bank of Nova Scotia 2.76% due 3/11/20194	$85,900	85,837
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.54% due 3/22/2019	100,000	99,851
BASF SE 2.38%–2.53% due 3/18/2019–3/27/20194	175,000	174,708
BNP Paribas, New York Branch 2.36% due 3/1/2019	18,650	18,649
Canada Bill 2.43% due 3/28/2019	61,000	60,886
Export Development Canada 2.46% due 3/25/2019–3/26/2019	80,000	79,863
Federal Home Loan Bank 2.31%–2.40% due 3/4/2019–4/4/2019	1,698,000	1,695,738

Capital World Growth and Income Fund — Page 8 of 12

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
Freddie Mac 2.38% due 4/17/2019	$150,000	$149,526
KfW 2.46% due 3/8/20194	50,000	49,973
Liberty Street Funding Corp. 2.81% due 3/11/20194	75,000	74,944
Mizuho Bank, Ltd. 2.56% due 3/13/20194	95,000	94,918
National Australia Bank Ltd. 2.61% due 3/20/20194	100,000	99,867
Nestlé Finance International Ltd. 2.36%–2.53% due 3/5/2019–3/20/2019	120,000	119,891
Québec (Province of) 2.41%–2.46% due 3/11/2019–3/22/20194	140,000	139,824
Sanofi 2.49% due 3/13/20194	100,000	99,913
Société Générale 2.49% due 3/29/20194	50,000	49,902
Sumitomo Mitsui Banking Corp. 2.44%–2.67% due 3/18/2019–3/19/20194	105,000	104,870
Swedbank AB 2.60% due 3/1/2019–3/15/2019	130,000	129,917
Toronto-Dominion Bank 2.43%–2.50% due 3/12/2019–3/25/20194	175,000	174,794
U.S. Treasury Bills 2.32%–2.42% due 3/14/2019–5/2/2019	2,526,400	2,519,947
Wal-Mart Stores, Inc. 2.41% due 3/11/2019–3/15/20194	80,000	79,934
Total short-term securities (cost: $6,258,142,000)		6,252,765
Total investment securities 100.01% (cost: $75,694,819,000)		93,688,482
Other assets less liabilities (0.01)%		(9,366)
Net assets 100.00%		$93,679,116

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 2/28/2019 (000)
Purchases (000)	Sales (000)
USD183,381	GBP140,000	JPMorgan Chase	3/27/2019	$(2,576)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 2/28/2019 (000)
Common stocks 0.93%
Consumer discretionary 0.62%
Ocado Group PLC1	41,916,497	—	—	41,916,497	$—	$130,856	$—	$575,140
Communication services 0.31%
LG Uplus Corp.	14,130,300	8,289,675	475,590	21,944,385	(1,181)	(338)	7,368	292,670
Total 0.93%					$(1,181)	$130,518	$7,368	$867,810

Capital World Growth and Income Fund — Page 9 of 12

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $355,333,000, which represented .38% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,313,800,000, which represented 1.40% of the net assets of the fund.
5	Step bond; coupon rate may change at a later date.
6	Coupon rate may change periodically.
7	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,709,000, which represented .01% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $206,785,000.

Capital World Growth and Income Fund — Page 10 of 12

unaudited

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$14,914,952	$—	$—	$14,914,952
Health care	11,404,652	—	—	11,404,652
Financials	10,947,562	—	—	10,947,562
Consumer discretionary	10,294,015	—	—	10,294,015
Communication services	8,229,370	35,249	—	8,264,619
Industrials	7,230,300	—	—	7,230,300
Energy	6,594,996	—	—	6,594,996
Consumer staples	5,666,844	—	—	5,666,844
Materials	4,404,557	—	—	4,404,557
Real estate	3,598,528	—	—	3,598,528
Utilities	3,179,136	320,084	—	3,499,220
Convertible stocks	57,669	—	—	57,669
Bonds, notes & other debt instruments	—	557,803	—	557,803
Short-term securities	—	6,252,765	—	6,252,765
Total	$86,522,581	$7,165,901	$—	$93,688,482

Capital World Growth and Income Fund — Page 11 of 12

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(2,576)	$—	$(2,576)

*	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts	IDR = Indonesian rupiah
ARS = Argentine pesos	INR = Indian rupees
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CDI = CREST Depository Interest	MXN = Mexican pesos
COP = Colombian pesos	TRY = Turkish lira
EUR = Euros	USD/$ = U.S. dollars
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-033-0419O-S66074	Capital World Growth and Income Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: April 25, 2019